Notes Payable (Details) - Schedule of the notes payable (Parentheticals)	12 Months Ended
Dec. 31, 2021 USD ($)
Notes Payable [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Number of installments | Installments	11
Installments amount (in Dollars)	$ 7,000
Maturity date	Oct. 01, 2022
Balloon payment (in Dollars)	$ 3,000
Notes Payable One [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Installments amount (in Dollars)	$ 19,575
Interest rate percentage	8.50%
Notes Payable Two [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Installments amount (in Dollars)	$ 4,365
Interest rate percentage	9.00%
Notes Payable Three [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Installments amount (in Dollars)	$ 14,475
Interest rate percentage	9.00%
Notes Payable Five [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Installments amount (in Dollars)	$ 19,125
Interest rate percentage	9.00%
Notes Payable Seven [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Number of installments | Installments	14
Installments amount (in Dollars)	$ 14,475
Maturity date	Aug. 31, 2022
Balloon payment (in Dollars)	$ 18,185
Interest rate percentage	7.48%
Notes Payable Eight [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Number of installments | Installments	19
Installments amount (in Dollars)	$ 4,675
Maturity date	Feb. 28, 2021
Interest rate percentage	15.00%
Note payable to Epiroc [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Number of installments | Installments	36
Installments amount (in Dollars)	$ 14,679
Interest rate percentage	5.20%
Note payable to Komatsu Equipment [Member]
Notes Payable (Details) - Schedule of the notes payable (Parentheticals) [Line Items]
Number of installments | Installments	12
Installments amount (in Dollars)	$ 28,823
Balloon payment (in Dollars)	$ 1,903
Interest rate percentage	4.60%